FAIR VALUE OF FINANCIAL INSTRUMENTS, Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Aircraft impairment	$ 0	$ 0	$ 0	$ 0
Carrying Amount [Member] | Securitization Notes [Member]
Financial Instruments [Abstract]
Debt	0		0		$ 85,584
Carrying Amount [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	390,965		390,965		407,768
Carrying Amount [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	325,000		325,000		325,000
Carrying Amount [Member] | 2024 Notes [Member]
Financial Instruments [Abstract]
Debt	300,000		300,000		300,000
Fair Value [Member] | Securitization Notes [Member]
Financial Instruments [Abstract]
Debt	0		0		80,770
Fair Value [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	391,473		391,473		396,554
Fair Value [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	330,688		330,688		329,875
Fair Value [Member] | 2024 Notes [Member]
Financial Instruments [Abstract]
Debt	$ 310,140		$ 310,140		$ 279,390